Finance Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income (Expenses), Net [Abstract]
Schedule of finance income (expenses), net

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Finance expenses:
Issuance cost related to warrants to investors	-	-	329
Bank account management fees and commissions	29	7	8
Revaluation of marketable securities	574	-	-
Exchange differences	-	28	-

Total finance expenses	603	35	337

Finance income:
Revaluation of warrants to purchase ADS's	-	974	765
Revaluation of marketable securities	-	2,753	-
Interest income on bank deposits	93	87	16
Exchange differences	5	-	21

Total finance income	98	3,814	802

Finance income (expenses), net	(505)	3,779	465